Quarterly Report
July 31, 2024
MFS®  Income Fund
MFO-Q3

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$1,920,539
Boeing Co., 6.528%, 5/01/2034 (n)	2,458,000	2,580,244
Boeing Co., 5.705%, 5/01/2040	16,359,000	15,592,746
Boeing Co., 5.805%, 5/01/2050	4,282,000	3,990,223
Bombardier, Inc., 7.5%, 2/01/2029 (n)	12,000,000	12,529,762
TransDigm, Inc., 4.625%, 1/15/2029	28,500,000	26,952,384
		$63,565,898
Apparel Manufacturers – 0.2%
Tapestry, Inc., 7%, 11/27/2026	$2,424,000	$2,506,181
Tapestry, Inc., 7.35%, 11/27/2028	8,000,000	8,398,110
		$10,904,291
Asset-Backed & Securitized – 18.7%
ACREC 2021-FL1 Ltd., “D”, FLR, 8.098% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	$2,591,000	$2,541,941
ACREC 2023-FL2 LLC, “AS”, FLR, 8.161% (SOFR - 1mo. + 2.832%), 2/19/2038 (n)	7,500,000	7,475,716
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.099% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	3,162,000	3,074,701
American Credit Acceptance Receivables Trust, 2024-2 “B”, 6.1%, 12/13/2027 (n)	3,733,000	3,751,790
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	8,936,000	9,046,965
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 6.413% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	1,804,417	1,796,453
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	3,925,000	3,887,504
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.943% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	4,406,000	4,353,419
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	4,000,000	3,944,072
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.393% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	2,701,000	2,618,184
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.043% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,925,000	3,894,248
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.293% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	3,500,000	3,465,318
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.643% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	539,000	532,198
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 6.793% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	4,671,161	4,660,328
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	5,000,000	4,923,650
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,124,000	1,080,443
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 8.343% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	15,061,500	14,462,726
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 6.787% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	4,332,000	4,316,305
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.637% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,500,000	1,464,242
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.337% (SOFR - 30 day + 3%), 1/15/2037 (n)	5,800,000	5,375,739
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 9.087% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,317,238
Arbor Realty Trust, Inc., CLO, 2022-FL2, “D”, FLR, 9.679% (SOFR - 1mo. + 4.35%), 5/15/2037 (n)	8,038,000	7,862,547
AREIT 2022-CRE6 Trust, “B”, FLR, 7.192% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	2,957,000	2,911,137
AREIT 2022-CRE6 Trust, “E”, FLR, 8.742% (SOFR - 30 day + 3.4%), 1/20/2037 (n)	4,500,000	4,257,409
AREIT 2022-CRE7 LLC, “B”, FLR, 8.578% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	6,014,298
ARES CLO Ltd., 2018-28RA, “BR”, FLR, 6.986% (SOFR - 3mo. + 1.7%), 10/17/2030 (n)	29,500,000	29,509,145
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,483,018	1,491,818
Bain Capital Credit CLO Ltd., 2020-4A, “BR”, FLR, 7.782% (SOFR - 3mo. + 2.5%), 10/20/2036 (n)	12,000,000	12,075,528
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.644% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	2,083,333	2,086,523
Ballyrock CLO 2023-25A Ltd., “A2”, FLR, 7.735% (SOFR - 3mo. + 2.45%), 1/25/2036 (n)	10,000,000	10,052,370
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.061% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	47,319	77,174
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	458,657
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.149%, 12/15/2055	3,226,076	3,436,134
BDS 2021-FL9 Ltd., “C”, FLR, 7.348% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/16/2038 (n)	4,254,000	4,149,407
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	1,000,000	921,622
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	5,000,000	4,523,973
Benchmark 2023-V3 Mortgage Trust, “AS”, 7.097%, 7/15/2056	10,000,000	10,525,080
Benchmark 2024-V5 Mortgage Trust, “AM”, 6.417%, 1/10/2057	2,500,000	2,595,627
Benefit Street Partners CLO Ltd., 2014-IVA, “CR4”, 7.682% (SOFR - 3mo. + 2.4%), 4/20/2034 (n)	13,000,000	13,064,818
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 8.033% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	31,000,000	31,026,319
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 7.17% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	14,351,672	14,208,155
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 7.719% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	10,492,715	10,374,672

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 7.243% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	$1,231,000	$1,186,800
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,300,000	1,249,918
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 8.193% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	3,418,500	3,259,355
BSPRT 2022-FL8 Issuer Ltd., “D”, FLR, 8.137% (SOFR - 30 day + 2.8%), 2/15/2037 (n)	4,000,000	3,842,029
Business Jet Securities LLC, 2021-1A, “C”, 5.067%, 4/15/2036 (n)	133,073	129,755
Business Jet Securities LLC, 2024-1A, “C”, 9.132%, 5/15/2039 (n)	3,717,598	3,767,315
BXMT 2021-FL4 Ltd., “B”, FLR, 6.999% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	2,123,000	1,884,817
CLNC 2019-FL1 Ltd., “C”, FLR, 7.856% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	1,735,000	1,726,155
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	15,600,313	15,664,881
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	8,521,961	8,587,819
Columbia Cent CLO 28 Ltd., “B-R”, 7.739%, 11/07/2030 (n)	2,083,333	2,086,779
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	198,057	196,365
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,112,239
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,214,256
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,666,167
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.774%, 8/15/2056	6,906,487	7,319,420
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,782,131
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	9,250,000	9,292,229
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	917,264	9
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	3,765,354	3,760,894
Drive Auto Receivables Trust, 2024-1, “A2”, 5.83%, 12/15/2026	8,098,746	8,103,723
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 7.591% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	2,000,000	2,003,580
Dryden Senior Loan Fund, 2022-113A, “BR”, CLO, FLR, 7.532% (SOFR - 3mo. + 2.25%), 10/20/2035 (n)	7,500,000	7,501,815
ELM Trust, 2024-ELM, “D10”, 6.625%, 6/10/2039 (n)	4,065,000	4,111,144
ELM Trust, 2024-ELM, “D15”, 6.674%, 6/10/2039 (n)	1,500,000	1,517,008
Empire District Bondco LLC, 4.943%, 1/01/2033	8,572,000	8,570,706
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	7,016,802	7,120,894
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	4,855,458	4,901,107
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	909,091	917,583
GLGU 2023-1A Ltd., “B”, FLR, 8.282% (SOFR - 3mo. + 3%), 7/20/2035 (n)	15,000,000	15,253,995
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	6,286,941	6,352,379
GreatAmerica Leasing Receivables Funding LLC, 2024-1, “A3”, 4.98%, 1/18/2028 (n)	4,250,000	4,264,386
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	1,976,447
Hartwick Park CLO Ltd., 2023-1A, “B”, FLR, 7.532% (SOFR - 3mo. + 2.25%), 1/21/2036 (n)	4,347,826	4,357,561
Hartwick Park CLO, Ltd., 2023-1A, “C”, FLR, 8.032% (SOFR - 3mo. + 2.75%), 1/21/2036 (n)	13,000,000	13,017,004
HGI CRE CLO Ltd., 2021-FL3, “D”, FLR, 9.088% (SOFR - 30 day + 3.75%), 4/20/2037 (n)	4,500,000	4,401,742
HGI CRE CLO Ltd., 2022-FL3, “B”, FLR, 7.938% (SOFR - 1mo. + 2.6%), 4/20/2037 (n)	3,000,000	2,998,416
KKR Static CLO I Ltd. 2022-1A, “CR”, FLR, 7.832% (SOFR - 3mo. + 2.55%) 7/20/2031 (n)	20,000,000	20,009,720
KREF 2021-FL2 Ltd., “D”, FLR, 7.649% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	1,837,000	1,654,158
LCCM 2021-FL2 Trust, “C”, FLR, 7.593% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	3,212,500	3,043,593
LoanCore 2021-CRE5 Ltd., “C”, FLR, 7.793% (LIBOR - 1mo. + 2.35%), 7/15/2036 (n)	3,000,000	2,922,933
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.525% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	3,000,000	3,001,443
Magnetite XXXIX Ltd., 2023-39A, “C”, FLR, 7.835% (SOFR - 3mo. + 2.55%), 10/25/2033 (n)	8,000,000	7,994,424
MF1 2020-FL4 Ltd., “AS”, FLR, 7.549% ((SOFR - 1mo. + 0.11448%) + 2.1%), 11/15/2035 (n)	5,547,500	5,544,279
MF1 2020-FL4 Ltd., “B”, FLR, 8.199% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	4,829,000	4,817,850
MF1 2020-FL4 Ltd., “C”, FLR, 9.049% (SOFR - 1mo. + 3.7145%), 11/15/2035 (n)	6,500,000	6,500,491
MF1 2021-FL5 Ltd., “AS”, FLR, 6.649% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	1,000,000	994,326
MF1 2021-FL5 Ltd., “B”, FLR, 6.899% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,354,000	4,315,082
MF1 2021-FL5 Ltd., “C”, FLR, 7.149% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,250,000	2,217,634
MF1 2021-FL5 Ltd., “D”, FLR, 7.949% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)	3,000,000	2,911,302
MF1 2021-FL6 Ltd., “AS”, FLR, 6.898% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)	3,200,000	3,133,381
MF1 2021-FL6 Ltd., “C”, FLR, 7.298% ((SOFR - 1mo. + 0.11448%) + 1.85%), 7/16/2036 (n)	4,462,603	4,326,877
MF1 2022-FL10 Ltd., “B”, FLR, 9.076% (SOFR - 1mo. + 3.735%), 9/17/2037 (n)	7,500,000	7,500,685
MF1 2022-FL8 Ltd., “A”, FLR, 6.691% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	8,743,156	8,683,799
MF1 2022-FL8 Ltd., “D”, FLR, 7.991% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	5,000,000	4,753,411
MF1 2022-FL8 Ltd., “E”, FLR, 8.491% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,212,507
MF1 2022-FL9 Ltd., “B”, FLR, 8.491% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	6,977,957
MF1 2023-FL12 LLC, “AS”, FLR, 8.119% (SOFR - 1mo. + 2.778%), 10/19/2038 (n)	15,000,000	15,055,852
MF1 2024-FL14 LLC, “B”, FLR, 8.03% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)	8,208,757	8,205,843

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2024-FL14 LLC, “C”, FLR, 8.63% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	$8,750,765	$8,753,084
MF1 2024-FL14 LLC, “D”, FLR, 10.179% (SOFR - 1mo. + 4.838%), 3/19/2039 (n)	6,500,000	6,586,255
MF1 2024-FL15 LLC, “B”, FLR, 7.791% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	11,108,000	11,085,540
MF1 2024-FL15 LLC, “C”, FLR, 8.24% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	13,400,000	13,372,235
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	14,540,386	14,660,329
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	7,198,942	7,730,264
MSWF Commercial Mortgage Trust 2023-2, “AS”, 6.491%, 12/15/2056	4,949,272	5,322,354
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.413% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	2,286,610	2,286,720
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 7.594%, 4/20/2034 (n)	1,750,000	1,752,019
Neuberger Berman CLO Ltd., 2019-35A, “CR”, 7.579% (SOFR - 3mo. + 2.3%), 1/19/2033 (n)	20,000,000	20,047,400
Neuberger Berman CLO Ltd., 2023-53A, “C”, FLR, 7.883% (SOFR - 3mo. + 2.6%), 10/24/2032 (n)	14,500,000	14,513,470
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	27,337,705	27,552,675
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 7.174% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	31,844,327	31,843,021
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.893% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	3,236,356	3,211,892
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	5,827,339	5,880,005
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	14,366,146	14,454,078
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	7,012,501	7,081,401
OZLM Funding Ltd., 2012-2A, “A2RA”, 7.055% (SOFR - 3mo. + 1.8%), 7/30/2031 (n)	20,000,000	19,995,740
OZLM Funding Ltd., 2012-2A, “BR3”, 7.555% (SOFR - 3mo. + 2.3%), 7/30/2031 (n)	17,400,000	17,425,769
OZLM Ltd., 2017-21A, “BR”, 7.182% (SOFR - 3mo. + 1.9%), 1/20/2031 (n)	27,500,000	27,407,105
Palmer Square Loan Funding 2021-4A Ltd., “A1”, FLR, 6.363% ((SOFR - 3mo. + 0.26161%) + 0.8%), 10/15/2029 (n)	1,570,202	1,570,796
PFP III 2021-8 Ltd., “D”, FLR, 7.592% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037 (z)	4,274,000	4,210,084
PFP III 2024-11 Ltd., “AS”, FLR, 7.53% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	34,762,500	34,675,594
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.414% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,770,000	1,737,053
ReadyCap Commercial Mortgage Trust, 2023-FL12 LLC, FLR, 7.685% (SOFR - 1mo. + 2.335%), 5/25/2038 (n)	7,195,442	7,195,444
Rockford Tower CLO Ltd., 2020-1A, “CR”, 7.982% (SOFR - 3mo. + 2.7%), 1/20/2036 (n)	12,000,000	12,058,308
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	4,271,321	4,270,380
Starwood Commercial Mortgage, 2021-FL2, “D”, 8.248%, 4/18/2038 (n)	3,000,000	2,792,878
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 8.087% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,539,292
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	3,695,375	3,762,394
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	898,875	920,977
Stratus Static CLO Ltd., 2022-3A, “CR”, FLR, 7.682% (SOFR - 3mo. + 2.4%), 10/20/2031 (n)	8,000,000	8,006,144
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.299% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,700,000	2,583,468
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,004,308
Verus Securitization Trust 2024-2, “A1”, 6.095%, 2/25/2069 (n)	5,642,800	5,682,782
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	8,398,077	8,399,018
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	6,200,000	6,212,123
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.863% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,737,638	1,747,897
Voya CLO 2016-1A Ltd., “A2R”, FLR, 6.844% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	1,000,000	998,980
Voya CLO 2016-1A Ltd., “BR”, FLR, 7.344% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,909,991
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,664,285
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,268,486
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,418,340
Wells Fargo Commercial Mortgage Trust, 2018-C44, “A5”, 4.212%, 5/15/2051	1,500,000	1,445,610
		$948,517,951
Automotive – 1.1%
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	$22,999,000	$23,331,521
Hyundai Capital America, 2.1%, 9/15/2028 (n)	2,000,000	1,789,731
Hyundai Capital America, 5.35%, 3/19/2029 (n)	4,963,000	5,040,226
Hyundai Capital America, 6.375%, 4/08/2030 (n)	10,896,000	11,590,957
LKQ Corp., 6.25%, 6/15/2033	14,133,000	14,654,615
		$56,407,050
Broadcasting – 0.5%
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	$22,151,000	$19,214,850
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	8,054,000	5,991,698
		$25,206,548

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,266,000	$11,685,792
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	10,000,000	10,590,448
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	11,272,000	10,631,985
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,794,000	2,729,146
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,300,000	6,879,387
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	24,858,000	22,931,114
		$65,447,872
Building – 0.7%
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	$20,652,000	$19,261,749
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	6,900,000	6,285,897
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	12,600,000	10,778,989
		$36,326,635
Business Services – 0.4%
Fiserv, Inc., 5.6%, 3/02/2033	$5,570,000	$5,764,380
Global Payments, Inc., 2.9%, 5/15/2030	3,563,000	3,171,007
Global Payments, Inc., 2.9%, 11/15/2031	10,669,000	9,155,192
		$18,090,579
Cable TV – 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$16,300,000	$14,271,331
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	9,000,000	7,109,895
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,182,324
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,342,000	4,321,303
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	6,055,000	5,787,888
Time Warner Cable, Inc., 4.5%, 9/15/2042	2,031,000	1,533,977
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	23,000,000	19,382,949
		$53,589,667
Conglomerates – 1.7%
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	$7,965,000	$8,114,529
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)	7,724,000	7,876,733
nVent Finance S.à r.l., 5.65%, 5/15/2033	9,324,000	9,502,334
Regal Rexnord Corp., 6.3%, 2/15/2030	14,247,000	14,859,326
Regal Rexnord Corp., 6.4%, 4/15/2033	19,274,000	20,132,654
Sisecam UK PLC, 8.625%, 5/02/2032 (n)	9,357,000	9,538,339
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	7,534,000	7,492,374
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	6,667,000	6,858,623
		$84,374,912
Consumer Products – 0.3%
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	$16,000,000	$14,772,284
Consumer Services – 0.5%
Match Group Holdings II LLC, 5%, 12/15/2027 (n)	$3,300,000	$3,209,131
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	10,700,000	9,227,951
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	19,500,000	13,403,879
		$25,840,961
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$20,047,000	$20,260,433
Emerging Market Quasi-Sovereign – 0.5%
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036	$7,454,000	$7,416,688
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025	2,618,000	2,536,635
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)	11,687,000	12,180,087

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Petroleos Mexicanos, 5.95%, 1/28/2031		$5,650,000	$4,661,650
			$26,795,060
Emerging Market Sovereign – 1.9%
Arab Republic of Egypt, 7.3%, 9/30/2033		$14,288,000	$11,501,840
Dominican Republic, 4.875%, 9/23/2032 (n)		7,909,000	7,238,228
Federal Republic of Nigeria, 7.375%, 9/28/2033		12,904,000	10,549,020
Federative Republic of Brazil, 10%, 1/01/2029	BRL	41,789,000	6,934,989
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	239,716,000	5,531,908
Republic of Angola, 8%, 11/26/2029		$10,656,000	9,634,090
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,864,000	1,707,263
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$12,331,000	11,995,782
Republic of Serbia, 6%, 6/12/2034 (n)		6,835,000	6,809,027
Republic of Turkey, 5.875%, 5/21/2030	EUR	7,668,000	8,385,497
Republic of Turkey, 7.625%, 5/15/2034		$6,117,000	6,278,929
United Mexican States, 7.75%, 5/29/2031	MXN	195,500,000	9,450,128
			$96,016,701
Energy - Independent – 1.3%
EQT Corp., 5%, 1/15/2029		$7,249,000	$7,197,293
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		3,043,000	3,042,859
Occidental Petroleum Corp., 6.625%, 9/01/2030		14,500,000	15,475,676
Occidental Petroleum Corp., 5.55%, 10/01/2034		6,292,000	6,326,449
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		23,934,000	26,015,851
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		10,896,000	9,795,722
			$67,853,850
Energy - Integrated – 0.7%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172		$10,000,000	$10,320,400
Eni S.p.A., 5.5%, 5/15/2034 (n)		25,000,000	25,500,126
			$35,820,526
Financial Institutions – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		$6,892,000	$7,073,016
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		5,000,000	4,401,511
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,224,411
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		9,944,000	9,126,733
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)		3,115,000	3,220,915
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		11,009,825	10,819,096
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		3,124,000	3,206,158
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		11,500,000	11,934,677
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		7,169,000	7,300,276
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)		20,000,000	20,145,043
			$79,451,836
Food & Beverages – 1.0%
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$955,000	$908,009
Bacardi-Martini B.V., 5.9%, 6/15/2043 (n)		10,000,000	9,979,149
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		2,293,000	2,200,510
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030		8,400,000	8,370,269
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033		16,415,000	16,492,813
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		16,000,000	14,905,876
			$52,856,626

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.3%
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)	$12,000,000	$12,158,359
Marriott International, Inc., 2.85%, 4/15/2031	654,000	573,238
Marriott International, Inc., 2.75%, 10/15/2033	4,537,000	3,775,973
		$16,507,570
Insurance – 1.4%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$18,000,000	$18,530,456
Corebridge Financial, Inc., 4.35%, 4/05/2042	473,000	402,657
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,412,000	1,143,543
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	4,850,000	4,937,336
MetLife, Inc., 5.375%, 7/15/2033	10,000,000	10,310,572
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	32,695,000	33,989,115
		$69,313,679
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$6,326,000	$6,571,338
Insurance - Property & Casualty – 3.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$16,250,000	$16,128,075
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	3,000,000	2,872,670
American International Group, Inc., 5.125%, 3/27/2033	5,455,000	5,500,739
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	15,000,000	15,217,305
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	12,000,000	12,217,946
Brown & Brown, Inc., 2.375%, 3/15/2031	6,452,000	5,426,995
Brown & Brown, Inc., 4.2%, 3/17/2032	2,157,000	2,006,955
Brown & Brown, Inc., 5.65%, 6/11/2034	22,462,000	22,740,827
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,578,000	4,565,120
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	401,357
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	12,376,000	12,564,203
Fairfax Financial Holdings Ltd., 6%, 12/07/2033 (n)	11,400,000	11,821,376
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)	2,500,000	2,571,474
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,850,000	5,617,099
Hub International Ltd., 7.25%, 6/15/2030 (n)	19,641,000	20,257,315
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	14,572,000	14,952,475
		$154,861,931
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$3,557,000	$3,963,479
Machinery & Tools – 0.6%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$20,580,000	$20,568,087
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	8,008,000	8,013,632
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	1,944,000	1,978,161
		$30,559,880
Major Banks – 5.8%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$4,868,000	$4,416,378
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	579,000	567,112
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	8,268,000	7,024,567
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033	3,000,000	2,997,592
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	10,503,000	10,601,141
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	4,785,000	4,305,829
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,312,692
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	5,972,000	6,742,369
Barclays PLC, 8% to 9/15/2029, FLR (CMT - 5yr. + 5.431%) to 12/15/2171	15,000,000	15,405,720
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,604,834
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	5,078,000	5,679,918
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	5,330,000	5,388,938
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	12,190,000	12,786,718

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	$1,657,000	$1,703,025
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	5,752,000	5,943,371
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	2,072,580
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,912,000	9,307,865
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	5,701,454
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	3,851,827
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	993,160
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	536,000	511,412
Huntington National Bank, 5.65%, 1/10/2030	9,145,000	9,360,317
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	4,005,776
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	649,880
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,487,053
JPMorgan Chase & Co., 5.766%, 4/22/2035	17,245,000	18,073,941
Morgan Stanley, 4.679% to 7/17/2025, FLR (SOFR - 1 day + 1.669%) to 7/17/2026	6,000,000	5,963,686
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,796,000	1,833,835
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,366,547
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	9,774,000	9,920,924
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	15,000,000	15,123,624
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	15,000,000	15,258,201
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	14,643,000	15,100,501
PNC Financial Services Group, Inc., 5.401% to 7/23/2034, FLR (SOFR - 1 day + 1.599%) to 7/23/2035	7,000,000	7,073,566
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,136,235
UBS Group AG, 1.494% to 8/10/2026, FLR (CMT - 1yr. + 0.85%) to 8/10/2027 (n)	3,500,000	3,252,668
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	17,000,000	17,395,312
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	2,746,000	2,294,135
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	7,091,000	8,024,566
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,575,057
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	3,333,000	3,413,011
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	5,515,000	4,886,038
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	26,071,000	23,120,983
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	4,785,000	4,589,899
		$295,824,257
Medical & Health Technology & Services – 0.6%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$5,244,472
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	6,213,686
CVS Health Corp., 5.3%, 6/01/2033	15,000,000	14,973,421
Marin General Hospital, 7.242%, 8/01/2045	2,805,000	3,369,997
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,387,869
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	569,191
Tower Health, 4.451%, 2/01/2050	1,730,000	1,029,350
		$32,787,986
Metals & Mining – 1.3%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$1,192,000	$1,085,537
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	6,067,000	5,266,531
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	9,497,000	9,526,820
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	6,305,000	5,350,413
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	16,000,000	14,461,726
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	7,907,000	6,805,788
Novelis Corp., 3.875%, 8/15/2031 (n)	15,100,000	13,265,110
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (a)(n)(p)	10,154,908	9,408,199
		$65,170,124
Midstream – 2.9%
Cheniere Energy Partners LP, 5.75%, 8/15/2034 (n)	$19,857,000	$20,243,338
Cheniere Energy, Inc., 5.65%, 4/15/2034 (n)	10,000,000	10,161,690
DCP Midstream Operating, LP, 3.25%, 2/15/2032	21,764,000	18,990,128

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Enbridge, Inc., 3.125%, 11/15/2029	$1,344,000	$1,238,253
Enbridge, Inc., 5.7%, 3/08/2033	4,620,000	4,770,285
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,567,994
Enbridge, Inc., 5.625%, 4/05/2034	14,836,000	15,188,343
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,796,287
Plains All American Pipeline LP, 5.7%, 9/15/2034	20,000,000	20,307,086
Targa Resources Corp., 6.125%, 3/15/2033	13,342,000	14,034,885
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,835,669
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	9,038,000	8,759,773
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	9,305,000	8,476,497
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	16,000,000	16,432,032
		$148,802,260
Mortgage-Backed – 4.5%
Fannie Mae, 6.5%, 5/01/2031	$5,781	$5,927
Fannie Mae, 3%, 2/25/2033 (i)	166,725	13,140
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	19,289	19,646
Fannie Mae, 6%, 11/01/2034	63,258	65,173
Fannie Mae, UMBS, 2.5%, 3/01/2050	45,865	38,979
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 3/01/2053	1,623,618	1,564,988
Fannie Mae, UMBS, 6%, 10/01/2053 - 3/01/2054	64,551,241	65,568,528
Fannie Mae, UMBS, 5.5%, 11/01/2053 - 5/01/2054	24,432,655	24,491,449
Fannie Mae, UMBS, 6.5%, 11/01/2053 - 1/01/2054	9,587,809	9,830,324
Freddie Mac, 1.115%, 6/25/2030 (i)	31,988,079	1,713,704
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 7/01/2053	1,374,337	1,325,097
Freddie Mac, UMBS, 5.5%, 11/01/2053 - 5/01/2054	19,710,169	19,754,666
Freddie Mac, UMBS, 6%, 1/01/2054 - 2/01/2054	21,872,253	22,216,384
Freddie Mac, UMBS, 6.5%, 2/01/2054 - 5/01/2054	13,738,918	14,086,433
Ginnie Mae, 3%, 9/20/2047	77,879	70,364
UMBS, TBA, 3%, 12/25/2051 - 9/25/2054	50,000	43,652
UMBS, TBA, 2.5%, 8/25/2054 - 9/25/2054	53,700,000	45,053,120
UMBS, TBA, 4.5%, 8/25/2054	100,000	96,322
UMBS, TBA, 6.5%, 8/25/2054	19,500,000	19,996,876
		$225,954,772
Municipals – 1.1%
Alaska Industrial Development & Export Authority Rev., Taxable (Rental Car Facility Project at Ted Stevens Anchorage International Airport), “A”, NPFG, 5.25%, 3/01/2030	$4,845,000	$4,845,056
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,205,000	1,099,440
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,398,963
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	9,005,000	9,074,845
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	30,995,000	32,471,155
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,750,000	3,564,177
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,421,252
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	1,326,000	1,075,255
		$55,950,143
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$4,458,644
Oils – 0.2%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)	$8,766,000	$8,602,627
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)	3,191,060	2,953,057
		$11,555,684

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.0%
Ally Financial, Inc., 6.7%, 2/14/2033	$10,634,000	$10,930,510
BBVA Bancomer S.A., 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	5,833,000	6,158,283
Discover Financial Services, 6.7%, 11/29/2032	11,552,000	12,434,435
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	9,924,000	10,930,480
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	7,880,216
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	17,190,000	18,163,298
Northern Trust Corp., 6.125%, 11/02/2032	6,550,000	7,061,104
Synchrony Financial, 7.25%, 2/02/2033	9,603,000	9,821,538
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	18,734,000	19,154,070
		$102,533,934
Pharmaceuticals – 0.7%
Bayer US Finance LLC, 6.5%, 11/21/2033 (n)	$15,000,000	$15,753,170
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	11,000,000	10,334,715
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	8,000,000	7,362,373
		$33,450,258
Precious Metals & Minerals – 0.5%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	$3,500,000	$3,404,390
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	20,176,000	20,805,672
		$24,210,062
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026	$8,500,000	$8,501,530
Real Estate - Office – 0.7%
Boston Properties LP, REIT, 2.9%, 3/15/2030	$10,000,000	$8,699,123
Boston Properties LP, REIT, 2.55%, 4/01/2032	11,423,000	9,177,085
Boston Properties LP, REIT, 2.45%, 10/01/2033	17,139,000	13,154,045
Boston Properties LP, REIT, 6.5%, 1/15/2034	6,827,000	7,160,034
		$38,190,287
Real Estate - Retail – 0.6%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$6,674,000	$6,826,311
STORE Capital Corp., REIT, 4.5%, 3/15/2028	7,000,000	6,767,312
STORE Capital Corp., REIT, 4.625%, 3/15/2029	17,647,000	17,055,564
		$30,649,187
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$1,990,839
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	25,000,000	25,214,997
		$27,205,836
Specialty Chemicals – 0.4%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$8,000,000	$6,831,015
International Flavors & Fragrances, Inc., 5%, 9/26/2048	5,000,000	4,418,873
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	16,000,000	10,795,067
		$22,044,955
Specialty Stores – 0.4%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,118,000	$14,850,980
Genuine Parts Co., 2.75%, 2/01/2032	5,031,000	4,279,172
		$19,130,152
Telecommunications - Wireless – 0.6%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$1,582,000	$1,276,614
Rogers Communications, Inc., 4.35%, 5/01/2049	8,961,000	7,310,848
Rogers Communications, Inc., 4.55%, 3/15/2052	2,643,000	2,212,039
T-Mobile USA, Inc., 2.55%, 2/15/2031	6,156,000	5,348,788

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 4.375%, 4/15/2040	$9,331,000	$8,273,706
Vodafone Group PLC, 5.625%, 2/10/2053	7,731,000	7,594,946
		$32,016,941
Tobacco – 1.1%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,806,046
B.A.T. Capital Corp., 6.343%, 8/02/2030	1,316,000	1,400,751
B.A.T. Capital Corp., 4.742%, 3/16/2032	16,783,000	16,299,944
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	8,569,000	8,825,612
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,840,154
Philip Morris International, Inc., 5.375%, 2/15/2033	6,000,000	6,119,712
Philip Morris International, Inc., 5.25%, 2/13/2034	16,000,000	16,122,532
		$56,414,751
Transportation - Services – 0.2%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)	$2,713,447	$2,668,088
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	2,461,000	2,476,381
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	2,855,000	2,733,077
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	307,000	277,667
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	612,577
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	188,587
		$8,956,377
U.S. Treasury Obligations – 30.7%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$35,900,000	$23,527,121
U.S. Treasury Bonds, 1.75%, 8/15/2041	11,300,000	7,742,707
U.S. Treasury Bonds, 2.375%, 2/15/2042	91,500,000	68,928,808
U.S. Treasury Bonds, 4%, 11/15/2042	137,099,000	130,351,159
U.S. Treasury Bonds, 3.875%, 5/15/2043	11,500,000	10,702,187
U.S. Treasury Bonds, 4.375%, 8/15/2043	141,408,000	140,717,532
U.S. Treasury Bonds, 4.75%, 11/15/2043	181,300,000	189,345,187
U.S. Treasury Bonds, 4.5%, 2/15/2044	18,600,000	18,786,000
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	5,641,613
U.S. Treasury Bonds, 2.375%, 11/15/2049	9,526,900	6,537,463
U.S. Treasury Bonds, 2.25%, 2/15/2052	111,300,000	73,327,570
U.S. Treasury Bonds, 4%, 11/15/2052	43,474,000	40,896,127
U.S. Treasury Bonds, 4.125%, 8/15/2053	148,700,000	143,007,578
U.S. Treasury Bonds, 4.25%, 2/15/2054	22,000,000	21,635,625
U.S. Treasury Notes, 5%, 8/31/2025	31,100,000	31,186,254
U.S. Treasury Notes, 4.875%, 11/30/2025	40,000,000	40,156,250
U.S. Treasury Notes, 4.25%, 1/31/2026	12,400,000	12,359,797
U.S. Treasury Notes, 0.875%, 6/30/2026	88,000,000	82,527,500
U.S. Treasury Notes, 4.375%, 12/15/2026	157,200,000	157,875,470
U.S. Treasury Notes, 2.5%, 3/31/2027 (f)	233,300,000	224,031,794
U.S. Treasury Notes, 4.125%, 7/31/2028	82,100,000	82,526,535
U.S. Treasury Notes, 4.625%, 4/30/2029	43,000,000	44,263,125
		$1,556,073,402
Utilities - Electric Power – 1.7%
Calpine Corp., 5.125%, 3/15/2028 (n)	$7,500,000	$7,263,889
Calpine Corp., 3.75%, 3/01/2031 (n)	4,900,000	4,345,903
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	20,669,000	23,477,401
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,535,998
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028	7,921,142	7,377,529
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	305,103
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	10,000,000	9,575,482
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)	5,050,000	5,245,586
Pacific Gas & Electric Co., 5.45%, 6/15/2027	6,067,000	6,137,499
Pacific Gas & Electric Co., 3%, 6/15/2028	823,000	767,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 6.4%, 6/15/2033	$4,021,000	$4,254,758
Pacific Gas & Electric Co., 6.95%, 3/15/2034	9,500,000	10,480,282
Pacific Gas & Electric Co., 3.5%, 8/01/2050	3,017,000	2,037,049
		$84,803,979
Utilities - Other – 0.1%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)	$3,779,000	$3,986,316
Total Bonds		$4,952,549,394
Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 5.39% (v)	157,313,786	$157,329,517

Other Assets, Less Liabilities – (0.8)%		(40,141,949)
Net Assets – 100.0%		$5,069,736,962
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $157,329,517 and $4,952,549,394, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,821,417,429, representing 35.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
PFP III 2021-8 Ltd., “D”, FLR, 7.592% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037	12/23/21	$4,251,087	$4,210,084
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	7,577,103	BRL	41,272,555	Goldman Sachs International	9/26/2024	$323,206
USD	9,887,268	EUR	9,081,190	Morgan Stanley Capital Services, Inc.	10/18/2024	22,356
USD	9,968,505	MXN	182,306,465	Deutsche Bank AG	10/18/2024	304,024
						$649,586
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,017	$208,858,430	September – 2024	$1,717,760
U.S. Treasury Note 5 yr	Long	USD	4,581	494,246,953	September – 2024	8,336,200
U.S. Treasury Ultra Bond 30 yr	Long	USD	254	32,504,063	September – 2024	967,397
						$11,021,357
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	1,100	$127,135,938	September – 2024	$(3,699,115)
At July 31, 2024, the fund had liquid securities with an aggregate value of $7,177,521 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,556,073,402	$—	$1,556,073,402
Non - U.S. Sovereign Debt	—	126,775,240	—	126,775,240
Municipal Bonds	—	55,950,143	—	55,950,143
U.S. Corporate Bonds	—	1,388,553,472	—	1,388,553,472
Residential Mortgage-Backed Securities	—	333,917,760	—	333,917,760
Commercial Mortgage-Backed Securities	—	184,214,974	—	184,214,974
Asset-Backed Securities (including CDOs)	—	656,339,989	—	656,339,989
Foreign Bonds	—	650,724,414	—	650,724,414
Mutual Funds	157,329,517	—	—	157,329,517
Total	$157,329,517	$4,952,549,394	$—	$5,109,878,911
Other Financial Instruments
Futures Contracts – Assets	$11,021,357	$—	$—	$11,021,357
Futures Contracts – Liabilities	(3,699,115)	—	—	(3,699,115)
Forward Foreign Currency Exchange Contracts – Assets	—	649,586	—	649,586
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$67,989,257	$1,789,065,940	$1,699,699,201	$(33,454)	$6,975	$157,329,517
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,559,716	$—